FAIR VALUE MEASUREMENTS - Activity of Convertible Notes Measured at Fair Value (Details) - Level 3 - Convertible Notes - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	$ 923,731	$ 557,007
Issuances (including PIK principal recorded)	7,851	7,896
Settlements (including interest payments, PIK principal recorded and conversions)	(14,772)	(13,123)
Unrealized gains	(190,256)	371,951
Fair value, ending balance	$ 726,554	$ 923,731